Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

(18) Commitments and contingencies

-Operating Lease obligations-

The future minimum lease payments under non-cancellable lease agreements but not yet commenced, are as follows:

	Dec 31	Dec 31
	2023	2022
	k€	k€
Less than one year	1,192	1,561
Between one and five years	14,304	16,373
More than five years	38,144	44,979
Total	53,640	62,913

In addition, the Group maintains leases which were not recognized in accordance with the exemptions in IFRS 16. These amounts are not material and therefore not presented here.

-Other Commitments and Contingencies-

The future minimum payments associated with miscellaneous long-term commitments total approximately € 80,367k at December 31, 2023. The significant portion thereof is related to long-term commitments in connection with facility expenses as well as contracted, non-milestone-based capital calls in relation with the Group´s investments in associates and long-term investments.

In addition, as of December 31, 2023, contingent liabilities in relation with milestone-based commitments in connection with the Group´s long-term investments amounted to € 9,122k.

As of December 31, 2023, the Group has entered into purchase order commitments in the amount of € 80,519k.

The Group is not aware of any material actual or threatened litigation as of December 31, 2023.